Warrants (Details) - Schedule of Warrants Activity - Warrants activity [Member] - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Warrants (Details) - Schedule of Warrants Activity [Line Items]
Number of stock options, Outstanding, beginning of year	13,890	13,890
Weighted average exercise price Outstanding, beginning of year	$ 138.68	$ 138.68
Number Issued	605,004
Weighted average exercise price Issued	$ 30.66
Number Exercised	(605,004)
Weighted average exercise price Exercised	$ (30.66)
Number of stock options, Outstanding, end of year	13,890	13,890
Weighted average exercise price Outstanding, end of year	$ 138.68	$ 138.68
Number of stock options, Exercisable, end of year	13,890	13,890
Weighted average exercise price, Exercisable, end of year	$ 138.68	$ 138.68